Changes in Accumulated Other Comprehensive Income (Loss) (Changes by Component) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ 11,105,461	$ 10,702,303	$ 9,121,412
Other comprehensive (loss) income before reclassifications	(165,553)	(306,089)	392,417
Amounts reclassified from accumulated other comprehensive loss	(4,426)	12,620	189,802
Net current-period other comprehensive (loss) income	(169,979)	(293,469)	582,219
Balance	12,163,846	11,105,461	10,702,303
Changes related to cash flow derivative hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(537,216)	(250,355)	(820,850)
Other comprehensive (loss) income before reclassifications	(146,108)	(297,994)	381,865
Amounts reclassified from accumulated other comprehensive loss	(5,205)	11,133	188,630
Net current-period other comprehensive (loss) income	(151,313)	(286,861)	570,495
Balance	(688,529)	(537,216)	(250,355)
Changes in defined benefit plans
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(26,023)	(33,666)	(28,083)
Other comprehensive (loss) income before reclassifications	(20,314)	6,156	(6,755)
Amounts reclassified from accumulated other comprehensive loss	779	1,487	1,172
Net current-period other comprehensive (loss) income	(19,535)	7,643	(5,583)
Balance	(45,558)	(26,023)	(33,666)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(64,495)	(50,244)	(67,551)
Other comprehensive (loss) income before reclassifications	869	(14,251)	17,307
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Net current-period other comprehensive (loss) income	869	(14,251)	17,307
Balance	(63,626)	(64,495)	(50,244)
Accumulated other comprehensive (loss) income
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(627,734)	(334,265)	(916,484)
Balance	$ (797,713)	$ (627,734)	$ (334,265)